Buffalo Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 15.9%
Entertainment - 0.5%
Spotify Technology SA (a)	1,700	$ 780,521

Interactive Media & Services - 15.4%
Alphabet, Inc. - Class A	33,500	11,971,895
Alphabet, Inc. - Class C	21,000	7,419,930
Meta Platforms, Inc. - Class A	12,513	7,048,448
		26,440,273
Total Communication Services		27,220,794

Consumer Discretionary - 9.2%
Broadline Retail - 6.9%
Amazon.com, Inc. (a)	44,200	10,534,628
Coupang, Inc. (a)	73,300	1,273,221
		11,807,849
Diversified Consumer Services - 1.3%
Liberty Live Holdings, Inc. - Class C (a)	20,500	2,165,620

Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc.	10,000	1,782,400
Total Consumer Discretionary		15,755,869

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Williams Cos., Inc.	17,200	1,278,648

Financials - 7.8%
Capital Markets - 2.6%
MSCI, Inc.	3,615	2,024,545
S&P Global, Inc.	3,300	1,343,958
TPG, Inc.	26,100	1,058,355
		4,426,858
Consumer Finance - 0.9%
Capital One Financial Corp.	7,800	1,564,836

Financial Services - 4.3%
Mastercard, Inc. - Class A	4,415	2,267,544
Visa, Inc. - Class A	14,758	5,063,322
		7,330,866
Total Financials		13,322,560

Health Care - 8.4%
Health Care Equipment & Supplies - 4.5%
Edwards Lifesciences Corp. (a)	27,475	2,485,388
Establishment Labs Holdings, Inc. (a)	26,344	2,260,579
IDEXX Laboratories, Inc. (a)	2,856	1,503,513
Intuitive Surgical, Inc. (a)	3,600	1,431,648
		7,681,128
Life Sciences Tools & Services - 1.6%
Danaher Corp.	6,059	1,154,118
Thermo Fisher Scientific, Inc.	3,300	1,654,488

		2,808,606
Pharmaceuticals - 2.3%
Eli Lilly & Co.	3,300	3,958,119
Total Health Care		14,447,853

Industrials - 2.6%
Electrical Equipment - 0.9%
GE Vernova, Inc.	1,300	1,527,318

Ground Transportation - 1.7%
Uber Technologies, Inc. (a)	40,278	2,906,460
Total Industrials		4,433,778

Information Technology - 48.1% (b)
Communications Equipment - 2.1%
Lumentum Holdings, Inc. (a)	1,900	1,630,314
Viavi Solutions, Inc. (a)	41,800	1,995,950
		3,626,264
IT Services - 1.0%
Snowflake, Inc. - Class A (a)	7,100	1,806,950

Semiconductors & Semiconductor Equipment - 25.1% (b)
Applied Materials, Inc.	3,500	2,530,500
Broadcom, Inc.	23,043	8,704,493
KLA Corp.	4,000	1,206,840
Micron Technology, Inc.	3,200	3,693,728
NVIDIA Corp.	104,100	20,829,369
Semtech Corp. (a)	17,200	2,783,820
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,200	1,528,224
Teradyne, Inc.	3,900	1,886,976
		43,163,950
Software - 10.3%
Descartes Systems Group, Inc. (a)	29,300	2,028,732
JFrog Ltd. (a)	11,100	1,008,768
Microsoft Corp.	28,050	10,463,211
Palo Alto Networks, Inc. (a)	9,588	3,269,700
Synopsys, Inc. (a)	1,900	847,533
		17,617,944
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	49,450	14,308,852
Sandisk Corp. (a)	600	1,364,238
Seagate Technology Holdings PLC	800	772,000
		16,445,090
Total Information Technology		82,660,198

Materials - 1.0%
Chemicals - 1.0%
Linde PLC	3,400	1,764,396

Real Estate - 1.4%
Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A (a)	18,000	2,424,420
TOTAL COMMON STOCKS (Cost $56,852,394)		163,308,516

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.57% (c)	11,321,214	11,321,214

TOTAL MONEY MARKET FUNDS (Cost $11,321,214)		11,321,214

TOTAL INVESTMENTS - 101.7% (Cost $68,173,608)		174,629,730
Liabilities in Excess of Other Assets - (1.7)%	(0.01656)	(2,845,346)
TOTAL NET ASSETS - 100.0%		$ 171,784,384

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 163,308,516	$ –	$ –	$ 163,308,516
Money Market Funds	11,321,214	–	–	11,321,214
Total Investments	$ 174,629,730	$ –	$ –	$ 174,629,730

Refer to the Schedule of Investments for further disaggregation of investment categories.